EARNINGS PER SHARE OF COMMON STOCK	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE OF COMMON STOCK
3. EARNINGS PER SHARE OF COMMON STOCK
The disclosures in this note apply to FirstEnergy only.
EPS is calculated by dividing earnings attributable to FE by the weighted average number of common shares outstanding.
Basic EPS is computed using the weighted average number of common shares outstanding during the relevant period as the denominator. The denominator for diluted EPS of common stock reflects the weighted average of common shares outstanding plus the potential additional common shares that could result if dilutive securities and other agreements to issue common stock were exercised.
Diluted EPS reflects the dilutive effect of potential common shares from share-based awards and convertible securities. The dilutive effect of outstanding share-based awards was computed using the treasury stock method, which assumes any proceeds that could be obtained upon the exercise of the award would be used to purchase common stock at the average market price for the period. The dilutive effect of the 2026 Convertible Notes, 2029 Convertible Notes and the 2031 Convertible Notes, as further discussed in Note 11., “Capitalization” under Long-term debt and other long-term obligations, is computed using the if-converted
method.
The following table reconciles basic and diluted EPS attributable to FE:

	For the Years Ended December 31,
Reconciliation of Basic and Diluted EPS of Common Stock	2025	2024	2023
(In millions, except per share amounts)
Earnings Attributable to FE - continuing operations	$1,020	$978	$1,123
Earnings Attributable to FE - discontinued operations, net of tax	—	—	(21)

Earnings Attributable to FE	$1,020	$978	$1,102

Share Count information:
Weighted average number of basic shares outstanding	577	575	573

	For the Years Ended December 31,
Reconciliation of Basic and Diluted EPS of Common Stock	2025	2024	2023
(In millions, except per share amounts)
Assumed exercise of dilutive share-based awards	1	2	1

Weighted average number of diluted shares outstanding	578	577	574

EPS Attributable to FE:
Income from continuing operations, basic	$1.77	$1.70	$1.96
Discontinued operations, basic	—	—	(0.04)

Basic EPS	$1.77	$1.70	$1.92

Income from continuing operations, diluted	$1.76	$1.70	$1.96
Discontinued operations, diluted	—	—	(0.04)

Diluted EPS	$1.76	$1.70	$1.92

For the years ended December 31, 2025, 2024 and 2023, there was no material amount of shares excluded from the calculation of diluted shares outstanding, as their inclusion would be antidilutive.
The dilutive effect of the convertible notes is limited to the conversion obligation in excess of the aggregate principal amount of the convertible notes being converted. For the years ended December 31, 2025, 2024 and 2023, there was no dilutive effect resulting from the outstanding convertible notes as the average market price of FE shares of common stock was below the initial conversion price of $47.78 per share for the 2029 and 2031 Convertible Notes, and $46.42 per share for the 2026 Convertible Notes. See Note 10., “Fair Value Measurements,” of the Combined Notes to Financial Statements of the Registrants for additional information on the convertible notes.